Earnings per share (Details 2) - shares shares in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share
Weighted average number of shares outstanding	657	603	592
Concepts that affect dilution (i)		59	110
Weighted average number of common shares diluted	657	662	702